Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional or Contractual Amounts and Fair Values of Derivative Instruments

The following table provides the total notional or contractual amounts and related fair values of derivative assets and liabilities not designated as hedging instruments as well as cash collateral (in thousands):

	June 30, 2014			December 31, 2013
	Notional/ Contractual Amount	Fair Value		Notional/ Contractual Amount	Fair Value
		Derivative Assets	Derivative Liabilities		Derivative Assets	Derivative Liabilities
Interest rate lock commitments	$3,444,936	$75,526	$87	$2,202,638	$42,831	$3,755
Forward sales commitments	3,879,108	1	28,387	2,903,700	19,534	247
MBS purchase commitments	504,700	2,735	—	308,700	—	1,880

Total derivative instruments		$78,262	$28,474		$62,365	$5,882

Cash collateral		$20,460	$1,587		$—	$19,148

The following table provides the total notional or contractual amounts and related fair values of derivative assets and liabilities not designated as hedging instruments as well as cash collateral (in thousands):

	December 31, 2013			December 31, 2012
	Notional/ Contractual Amount	Fair Value		Notional/ Contractual Amount	Fair Value
		Derivative Assets	Derivative Liabilities		Derivative Assets	Derivative Liabilities
Interest rate lock commitments	$2,202,638	$42,831	$3,755	$35,266	$949	$—
Forward sales commitments	2,903,700	19,534	247	42,078	—	1,102
MBS purchase commitments	308,700	—	1,880	—	—	—

Total derivative instruments		$62,365	$5,882		$949	$1,102

Cash collateral		$—	$19,148		$—	$—

Schedule of Net Gains (Losses) Related to Derivatives Not Designated as Hedging Instruments

The following table summarizes the net gains (losses) related to derivatives not designated as hedging instruments (in thousands). These gains (losses) are recorded as a component of net gains on sales of loans on the consolidated statements of comprehensive income (loss).

	For the Years Ended December 31,
	2013	2012
Gains on interest rate lock commitments	$38,126	$949
Gains on forward sales commitments	111,830	(1,102)
Losses on MBS purchase commitments	(5,599)	—

Net fair value gains on derivatives	$144,357	$(153)